Unaudited Condensed Consolidated Interim Statements of Changes in Equity - USD ($) $ in Thousands	Share capital [member] Stock Appreciation Rights [Member]	Share capital [member] Penny Warrants [Member]	Share capital [member] Public Warrants [Member]	Share capital [member] Restricted share units [member]	Share capital [member]	Share premium [member] Stock Appreciation Rights [Member]	Share premium [member] Penny Warrants [Member]	Share premium [member] Public Warrants [Member]	Share premium [member] Restricted share units [member]	Share premium [member]	Reserve of exchange differences on translation [member]	Accumulated Deficit	Other reserves [member] Stock Appreciation Rights [Member]	Other reserves [member] Restricted share units [member]	Other reserves [member]	Stock Appreciation Rights [Member]	Penny Warrants [Member]	Public Warrants [Member]	Restricted share units [member]	Total
Balance at Dec. 31, 2021					$ 135					$ 1,000,118	$ 4,669	$ (1,140,534)								$ (135,612)
Balance at Jun. 30, 2022					2,076					1,026,282	426	(1,325,005)								(296,221)
Loss for the period												(184,471)								(184,471)
Foreign currency translation differences											(4,243)									(4,243)
Total comprehensive loss											(4,243)	(184,471)								(188,714)
Vested earn-out shares																				9,827
PIPE Financing					175					169,193										169,368
Settlement with shares	$ 35					$ 30,267										$ 30,302
Capital Reorganization					1,731					(173,296)										(171,565)
Balance at Dec. 31, 2022					2,126					1,058,432	(1,442)	(1,654,114)			$ 30,582					(564,416)
Balance at Jun. 30, 2023					2,271					1,224,814	(2,965)	(1,740,968)			38,308					(478,540)
Loss for the period												(86,854)								(86,854)
Foreign currency translation differences											(1,523)									(1,523)
Total comprehensive loss											$ (1,523)	$ (86,854)								(88,377)
Capital contribution					118					132,618										132,736
Vested earn-out shares					$ 6					$ 8,300										8,306
Warrants excercised		$ 25	$ 6				$ 27,159	$ 7,582									$ 27,184	$ 7,588		6,365
Recognition of share-based payments expense															10,909					10,909
Settlement with shares	$ (10)	$ 25	$ 6	$ 0		$ (9,526)	$ 27,159	$ 7,582	$ 249				$ (4,231)	$ (333)		$ (13,767)			$ (84)
Recognition of equity component of convertible bonds															$ 1,381					$ 1,381